SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ (1,977,402)	¥ (2,187,715)	¥ (2,096,090)
Changes of valuation allowance	553,265	210,313	(91,625)
Balance at end of the period	¥ (1,424,137)	¥ (1,977,402)	¥ (2,187,715)